Condensed Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from Operating activities
Net loss	$ (6,194,965)	$ (5,708,711)	$ (7,058,190)	$ (2,176,536)
Adjustments to reconcile net loss to net cash from operations
Non-cash interest expense			10,250	24,374
(Interest Expense)/Income- Accrued, net	(20,515)	8,484
Amortization of debt issuance costs	732,292
Stock-based compensation expense	2,337,133	1,148,800	1,296,600
Change in operating assets and liabilities:
Right of use lease, net		(5,500)	(5,500)
Accounts payable and accrued expenses	(148,516)	(20,300)	152,081	776,006
Prepaid expenses	(202,817)	(52,096)
Net cash flows used in operating activities	(3,497,388)	(4,629,323)	(5,604,759)	(1,376,156)
Financing activities:
Advances to affiliates	(50,000)	(463,236)	445,612	(426,732)
Payment of deferred offering costs	143,427	(38,578)	(43,427)	(100,000)
Net (repayments) borrowings under related party line of credit			(160,000)	203,062
Collection of stock subscription receivable				5,887
Repayments under related party line of credit	(133,062)	(110,000)
Proceeds from sale of common stock, less offering costs	7,704,279	2,619,000	2,904,000	4,500,000
Issuance of Common Stock Conversion of Debt	1,100,096
Issuance of Common Stock in lieu of fees	250,000
Net cash flows provided by financing activities	9,014,740	2,007,186	3,146,185	4,182,217
Net change in cash	5,517,352	(2,622,137)	(2,458,574)	2,806,061
Cash, beginning of year	350,978	2,809,552	2,809,552	3,491
Cash, end of period	5,868,330	187,415	350,978	2,809,552
Cash paid for interest